Shortterm bank loans (Tables)	12 Months Ended
Dec. 31, 2022
Shortterm bank loans (Tables)
Schedule of Short-term bank loans
	December 31,	December 31,
	2022	2021
Loan payable to Bank of China Lishui Branch	$2,331,591	$2,679,852
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	1,305,000	2,039,700
Total	$3,636,591	$4,719,552